Income Taxes (Details) - Schedule of statutory federal income tax rate to income before income tax provisions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of statutory federal income tax rate to income before income tax provisions [Abstract]
Income taxes computed at Federal statutory rate	$ 5,974	$ 1,210
Income taxes computed at Federal statutory rate, percentage	21.00%	21.00%
State and local taxes	$ (422)	$ 69
State and local taxes, percentage	(1.50%)	1.20%
Section 162(m) limitation	$ 2,537
Section 162(m) limitation	8.90%
Derivative Gain / Loss	$ (7,812)
Derivative Gain / Loss	(27.50%)
Permanent differences	$ (187)
Permanent differences, percentage	(0.60%)
Foreign taxes	$ 947	$ 419
Foreign taxes, percentage	3.30%	7.30%
Earnings not subject to federal entity-level tax	$ (2,013)	$ (1,210)
Earnings not subject to federal entity-level tax, percentage	(7.10%)	(21.00%)
Change in valuation allowance		$ (334)
Change in valuation allowance, percentage		(5.80%)
Change in tax status	$ (39,261)
Change in tax status, percentage	(138.00%)
Other	$ (41)
Other, percentage	(0.10%)
Total	$ (40,278)	$ 154
Total, percentage	(141.60%)	2.70%